Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
SALES	$ 356,749	$ 85,040	$ 237,237
COST OF GOODS SOLD	227,448	122,791	428,374
GROSS PROFIT	129,301	(37,751)	(191,137)
OPERATING EXPENSES:
Research and development		654,253	1,181,094	1,627,132
General and administrative expenses	309,196	333,499	1,525,535	1,072,885
TOTAL OPERATING EXPENSES	309,196	987,752	2,706,629	2,700,017
LOSS FROM OPERATIONS	(179,895)	(1,025,503)	(2,897,766)	(2,700,017)
Grant income			600,000	1,000,000
Other income			5,915	12,215
Interest expense, net	(39,321)	(20,618)	(172,167)	(93,508)
TOTAL OTHER INCOME (EXPENSE)	(39,321)	(20,618)	433,748	918,707
NET LOSS	$ (219,216)	$ (1,046,121)	$ (219,216)	$ (1,781,310)
Net Loss Per Share - Basic and Diluted	$ (0.23)	$ (1.10)	$ (2.58)	$ (1.87)
Weighted Average Shares Outstanding - Basic and Diluted	955,000	955,000	955,000	955,000